UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith & Yates Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:
Name:			Diana K. Falk
Title:			Compliance Administrator
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Diana K. Falk	Madison, WI	11-Aug-06

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	484,776

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATI Technologies Inc           COM              001941103      370    25350 SH       SOLE                    23520              1830
Affiliated Managers            COM              008252108      567     6527 SH       SOLE                     6115               412
Barr Pharmaceuticals Inc       COM              068306109      440     9230 SH       SOLE                     8670               560
Best Buy Inc                   COM              086516101    23645   431165 SH       SOLE                   326626            104539
CACI International             COM              127190304      429     7355 SH       SOLE                     6930               425
CDW Corp                       COM              12512N105      401     7333 SH       SOLE                     6815               518
Capital One Financial          COM              14040H105    27377   320382 SH       SOLE                   241754             78628
Cerner Corp                    COM              156782104      489    13165 SH       SOLE                    12280               885
Cognizant Corp                 COM              192446102    27778   412312 SH       SOLE                   310732            101580
Covance Inc                    COM              222816100      558     9120 SH       SOLE                     8540               580
Dell Inc                       COM              24702R101    17154   701337 SH       SOLE                   534518            166819
E*Trade Financial Corp         COM              269246104      580    25435 SH       SOLE                    23750              1685
EMC Corp                       COM              268648102    20612  1878926 SH       SOLE                  1412641            466285
Express Scripts Inc            COM              302182100      426     5945 SH       SOLE                     5575               370
First Data Corp                COM              319963104    20278   450237 SH       SOLE                   342073            108164
Harman International           COM              413086109      458     5363 SH       SOLE                     5033               330
Intuit Inc                     COM              461202103    24139   398728 SH       SOLE                   301534             97194
Jabil Circuit Inc              COM              466313103      390    15230 SH       SOLE                    14365               865
Jack Henry & Associates        COM              426281101      431    21935 SH       SOLE                    20410              1525
Kohls Corp                     COM              500255104    23050   389894 SH       SOLE                   294874             95020
Kyphon Inc                     COM              501577100      458    11930 SH       SOLE                    11190               740
L-3 Communications             COM              502424104      446     5920 SH       SOLE                     5545               375
Medco Health Solutions         COM              58405U102    20754   362325 SH       SOLE                   274915             87410
Microchip Technology           COM              595017104    28591   852182 SH       SOLE                   632843            219339
Monster Worldwide Inc          COM              611742107      517    12110 SH       SOLE                    11410               700
Navteq Corp                    COM              63936L100      493    11035 SH       SOLE                    10360               675
Noble Corp                     COM              G65422100    22675   304690 SH       SOLE                   232340             72350
PetsMart Inc                   COM              716768106      384    14985 SH       SOLE                    13960              1025
PrivateBancorp, Inc.           COM              742962103      548    13235 SH       SOLE                    12415               820
Qualcomm                       COM              747525103    16302   406820 SH       SOLE                   308190             98630
Quest Diagnostics              COM              74834L100    28726   479430 SH       SOLE                   364264            115166
Robert Half Intl Inc           COM              770323103      534    12705 SH       SOLE                    11790               915
SLM Corp                       COM              78442P106    26842   507214 SH       SOLE                   386496            120718
SanDisk Corp                   COM              80004C101      407     7990 SH       SOLE                     7495               495
Starbucks Corp                 COM              855244109    25164   666420 SH       SOLE                   502850            163570
Symantec Corp                  COM              871503108    14575   937880 SH       SOLE                   712945            224935
Target Corp                    COM              87612E106    18629   381193 SH       SOLE                   289033             92160
Teva Pharmaceuticals           COM              881624209    23237   735563 SH       SOLE                   560232            175331
Thor Industries Inc            COM              885160101      374     7720 SH       SOLE                     7245               475
Tractor Supply Co              COM              892356106      489     8850 SH       SOLE                     8300               550
Urban Outfitters Inc           COM              917047102      418    23925 SH       SOLE                    22440              1485
Walgreen Co                    COM              931422109    26819   598120 SH       SOLE                   453282            144838
WebEx Communications           COM              94767L109      599    16845 SH       SOLE                    15920               925
Williams Sonoma Inc            COM              969904101      379    11125 SH       SOLE                    10455               670
Zebra Technologies             COM              989207105    18480   540969 SH       SOLE                   411917            129052
Zimmer Holdings Inc            COM              98956P102    18365   323785 SH       SOLE                   244100             79685